UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09005

Name of Registrant:	Vanguard Massachusetts Tax-Exempt Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2024—November 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Massachusetts Tax-Exempt Fund Investor Shares - VMATX

Vanguard Massachusetts Tax-Exempt Fund

Investor Shares (VMATX)

Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Vanguard Massachusetts Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.10%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund underperformed its benchmark.

  At the national level, the performance of the municipal bond market faced intermittent headwinds—especially in December 2024 and the spring of 2025—driven by elevated issuance, a steepening yield curve, and concerns about tariffs and inflation. The prospect of Federal Reserve rate cuts toward the end of the period, however, helped support demand for munis, which was reflected in stronger cash inflows. Credit fundamentals of most municipal borrowers remained strong, supported by healthy and growing tax revenues.

  For the Fund, having a longer overall duration than its benchmark was a detractor given the increase in yields at the longer end of the curve. An overweight allocation to lower-rated bonds, notably those below investment grade, added value.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2015, Through November 30, 2025

Initial Investment of $10,000

	Investor Shares	Bloomberg MA Municipal Bond Index	Bloomberg Municipal Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,202	$10,204	$10,206
2016	$10,380	$10,325	$10,342
2016	$10,577	$10,503	$10,527
2016	$9,932	$9,918	$9,978
2017	$10,172	$10,183	$10,232
2017	$10,462	$10,447	$10,493
2017	$10,598	$10,561	$10,620
2017	$10,547	$10,455	$10,535
2018	$10,456	$10,389	$10,489
2018	$10,596	$10,505	$10,610
2018	$10,618	$10,562	$10,672
2018	$10,579	$10,549	$10,654
2019	$10,865	$10,811	$10,921
2019	$11,326	$11,158	$11,289
2019	$11,685	$11,464	$11,602
2019	$11,628	$11,425	$11,559
2020	$12,088	$11,791	$11,955
2020	$11,892	$11,749	$11,738
2020	$12,136	$11,877	$11,978
2020	$12,329	$12,011	$12,125
2021	$12,267	$11,903	$12,081
2021	$12,555	$12,099	$12,294
2021	$12,614	$12,180	$12,385
2021	$12,640	$12,154	$12,364
2022	$12,225	$11,791	$12,001
2022	$11,559	$11,268	$11,459
2022	$11,326	$11,144	$11,316
2022	$11,341	$11,130	$11,295
2023	$11,393	$11,200	$11,390
2023	$11,538	$11,314	$11,515
2023	$11,512	$11,273	$11,508
2023	$11,774	$11,513	$11,779
2024	$12,083	$11,735	$12,007
2024	$11,935	$11,532	$11,823
2024	$12,352	$11,927	$12,209
2024	$12,531	$12,070	$12,360
2025	$12,505	$12,045	$12,362
2025	$12,098	$11,747	$12,063
2025	$12,248	$11,903	$12,219
2025	$12,828	$12,373	$12,686

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	2.37%	0.80%	2.52%
Bloomberg MA Municipal Bond Index	2.52%	0.60%	2.15%
Bloomberg Municipal Bond Index	2.64%	0.91%	2.41%

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$3,350
Number of Portfolio Holdings	975
Portfolio Turnover Rate	44%
Total Investment Advisory Fees (in thousands)	$394

Distribution by Stated Maturity % of Net Assets (as of November 30, 2025)

Less than 1 Year	11.3%
1 to 3 Years	2.0%
3 to 5 Years	3.1%
5 to 10 Years	14.0%
10 to 20 Years	33.0%
20 to 30 Years	33.1%
Greater than 30 Years	3.4%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Fund was reduced.

This is a summary of certain changes to the Fund since November 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR168

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended November 30, 2025	Fiscal Year Ended November 30, 2024
(a) Audit Fees.	$32,000	$32,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$32,000	$32,000

(e)      (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)      Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended November 30, 2025	Fiscal Year Ended November 30, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$1,514,219	$3,802,420
Tax Fees.	$1,622,344	$1,960,472
All Other Fees.	$25,000	$293,000
Total.	$3,161,563	$6,055,892

(h)      For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended November 30, 2025
Vanguard Massachusetts Tax-Exempt Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	25
Tax information	26

Massachusetts Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.8%)
Massachusetts (98.1%)
	Acton & Boxborough MA Regional School District GO	2.125%	3/1/2043	150	108
	Acton & Boxborough MA Regional School District GO	2.250%	3/1/2050	1,250	811
	Andover MA GO	2.000%	9/15/2034	1,075	967
	Andover MA GO	2.000%	9/15/2035	1,085	956
	Andover MA GO	2.000%	9/15/2036	1,085	933
	Andover MA GO	2.000%	9/15/2037	1,090	913
	Andover MA GO	2.000%	9/15/2039	1,110	883
	Andover MA GO	2.000%	9/15/2040	1,115	860
	Andover MA GO	2.000%	9/15/2041	1,025	765
	Andover MA GO	3.000%	12/1/2042	1,400	1,224
	Andover MA GO	3.000%	12/1/2043	1,375	1,177
	Andover MA GO	3.000%	12/1/2044	1,285	1,079
	Arlington MA GO	2.000%	9/15/2040	2,790	2,146
	Arlington MA GO	2.000%	9/15/2041	2,800	2,080
	Ashland MA GO	3.000%	8/1/2047	3,180	2,532
	Ashland MA GO	2.250%	5/15/2051	1,930	1,220
	Ashland MA GO	3.000%	8/1/2052	2,890	2,213
	Attleboro MA GO	2.625%	10/15/2050	3,335	2,328
	Bedford MA GO	3.000%	9/15/2030	1,200	1,206
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/2028	1,120	1,158
	Boston MA GO	2.000%	11/1/2036	2,250	1,928
	Boston MA GO	2.000%	11/1/2037	2,205	1,840
	Boston Water & Sewer Commission Water Revenue	3.000%	11/1/2041	3,000	2,604
	Braintree MA GO	1.750%	10/15/2032	1,755	1,520
	Braintree MA GO	1.750%	10/15/2033	1,600	1,349
	Braintree MA GO	1.750%	10/15/2034	1,600	1,317
	Braintree MA GO	2.000%	10/15/2036	2,160	1,848
	Braintree MA GO	3.000%	6/1/2037	395	372
[1]	Bridgewater-Raynham MA Regional School District GO	2.000%	2/1/2036	1,000	869
	Bristol County MA GO	4.000%	6/1/2051	7,000	6,517
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2042	4,425	4,431
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2043	4,600	4,543
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2044	4,400	4,326
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2046	3,905	3,802
[2]	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2047	500	484
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2048	5,570	5,343
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2051	6,120	5,754
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2052	3,500	3,281
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2053	6,145	5,744
	Brockton MA GO	4.000%	8/1/2047	5,470	5,293
	Brockton MA GO	4.000%	8/1/2052	830	778
	Brookline MA GO	3.000%	3/15/2035	3,800	3,761
	Brookline MA GO	2.000%	2/15/2039	5,725	4,621
	Brookline MA GO	2.000%	2/15/2040	6,645	5,153
	Brookline MA GO	2.000%	2/15/2041	6,755	5,067
	Burlington MA GO	2.750%	1/15/2041	600	495
	Burlington MA GO	2.750%	1/15/2042	620	496
	Burlington MA GO	2.750%	1/15/2043	635	493
	Burlington MA GO	2.750%	1/15/2044	655	496
	Burlington MA GO	2.750%	1/15/2046	1,360	1,039
	Burlington MA GO	2.750%	1/15/2050	2,565	1,865
	Canton MA GO	2.500%	3/15/2038	150	130
	Central Berkshire MA Regional School District GO	3.000%	6/1/2032	1,125	1,126
	Central Berkshire MA Regional School District GO	3.000%	6/1/2038	1,400	1,302
	Central Berkshire MA Regional School District GO	3.000%	6/1/2040	720	640
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2029	400	402
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2039	1,385	1,387
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2049	3,250	3,092
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2054	5,490	5,122
	Commonwealth of Massachusetts GO	5.000%	1/1/2033	4,000	4,196

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commonwealth of Massachusetts GO	5.250%	1/1/2033	1,850	1,996
Commonwealth of Massachusetts GO	5.000%	4/1/2033	3,775	3,888
Commonwealth of Massachusetts GO	5.000%	7/1/2033	3,495	3,538
Commonwealth of Massachusetts GO	5.000%	1/1/2034	4,000	4,190
Commonwealth of Massachusetts GO	5.000%	1/1/2034	685	803
Commonwealth of Massachusetts GO	5.000%	2/1/2034	1,910	1,958
Commonwealth of Massachusetts GO	2.000%	3/1/2034	3,670	3,252
Commonwealth of Massachusetts GO	2.000%	3/1/2035	400	350
Commonwealth of Massachusetts GO	3.000%	3/1/2035	1,215	1,199
Commonwealth of Massachusetts GO	5.000%	3/1/2035	595	694
Commonwealth of Massachusetts GO	5.000%	4/1/2035	7,000	7,191
Commonwealth of Massachusetts GO	3.000%	5/1/2035	6,540	6,445
Commonwealth of Massachusetts GO	5.000%	5/1/2035	2,445	2,814
Commonwealth of Massachusetts GO	3.000%	7/1/2035	230	226
Commonwealth of Massachusetts GO	5.000%	7/1/2035	2,875	3,415
Commonwealth of Massachusetts GO	3.000%	9/1/2035	13,000	12,767
Commonwealth of Massachusetts GO	5.000%	2/1/2036	10	10
Commonwealth of Massachusetts GO	3.000%	3/1/2036	1,220	1,191
Commonwealth of Massachusetts GO	5.000%	7/1/2036	3,380	3,684
Commonwealth of Massachusetts GO	5.000%	8/1/2036	7,800	9,061
Commonwealth of Massachusetts GO	5.000%	10/1/2036	175	197
Commonwealth of Massachusetts GO	5.000%	11/1/2036	500	578
Commonwealth of Massachusetts GO	5.000%	7/1/2037	1,315	1,427
Commonwealth of Massachusetts GO	5.000%	8/1/2037	8,650	9,946
Commonwealth of Massachusetts GO	5.000%	10/1/2037	910	1,019
Commonwealth of Massachusetts GO	5.000%	11/1/2037	6,150	7,034
Commonwealth of Massachusetts GO	5.000%	3/1/2038	4,525	5,148
Commonwealth of Massachusetts GO	5.000%	8/1/2038	10,000	11,403
Commonwealth of Massachusetts GO	5.000%	9/1/2038	6,520	6,843
Commonwealth of Massachusetts GO	3.000%	11/1/2038	750	694
Commonwealth of Massachusetts GO	5.000%	11/1/2038	6,850	7,067
Commonwealth of Massachusetts GO	5.000%	11/1/2038	3,735	4,238
Commonwealth of Massachusetts GO	5.000%	12/1/2038	15	15
Commonwealth of Massachusetts GO	3.250%	2/1/2039	125	119
Commonwealth of Massachusetts GO	5.000%	5/1/2039	610	645
Commonwealth of Massachusetts GO	3.000%	7/1/2039	8,310	7,601
Commonwealth of Massachusetts GO	5.000%	8/1/2039	4,135	4,620
Commonwealth of Massachusetts GO	3.000%	11/1/2039	3,605	3,280
Commonwealth of Massachusetts GO	2.000%	3/1/2040	5,000	3,821
Commonwealth of Massachusetts GO	5.000%	3/1/2040	2,430	2,711
Commonwealth of Massachusetts GO	5.000%	7/1/2040	200	214
Commonwealth of Massachusetts GO	5.000%	8/1/2040	16,000	17,701
Commonwealth of Massachusetts GO	3.000%	11/1/2040	7,170	6,398
Commonwealth of Massachusetts GO	5.000%	11/1/2040	2,795	3,124
Commonwealth of Massachusetts GO	5.000%	12/1/2040	305	343
Commonwealth of Massachusetts GO	3.000%	2/1/2041	245	214
Commonwealth of Massachusetts GO	3.000%	4/1/2041	9,200	8,046
Commonwealth of Massachusetts GO	5.000%	5/1/2041	4,500	4,711
Commonwealth of Massachusetts GO	5.000%	7/1/2041	2,895	3,077
Commonwealth of Massachusetts GO	3.000%	11/1/2041	9,200	7,999
Commonwealth of Massachusetts GO	5.000%	1/1/2042	5,550	6,051
Commonwealth of Massachusetts GO	4.000%	2/1/2042	8,450	8,421
Commonwealth of Massachusetts GO	5.250%	4/1/2042	3,540	3,606
Commonwealth of Massachusetts GO	5.000%	5/1/2042	10,000	10,420
Commonwealth of Massachusetts GO	5.000%	5/1/2042	3,200	3,468
Commonwealth of Massachusetts GO	5.000%	6/1/2042	9,715	10,778
Commonwealth of Massachusetts GO	3.000%	11/1/2042	2,275	1,923
Commonwealth of Massachusetts GO	5.000%	11/1/2042	14,605	15,969
Commonwealth of Massachusetts GO	2.500%	3/1/2043	990	754
Commonwealth of Massachusetts GO	5.000%	5/1/2043	3,530	3,663
Commonwealth of Massachusetts GO	5.250%	9/1/2043	27,750	28,797
Commonwealth of Massachusetts GO	5.250%	1/1/2044	10,955	11,380
Commonwealth of Massachusetts GO	5.000%	5/1/2044	2,000	2,065
Commonwealth of Massachusetts GO	5.000%	8/1/2044	3,280	3,573
Commonwealth of Massachusetts GO	5.000%	5/1/2045	240	256
Commonwealth of Massachusetts GO	5.000%	6/1/2045	3,885	4,184
Commonwealth of Massachusetts GO	5.000%	7/1/2045	2,175	2,258
Commonwealth of Massachusetts GO	5.000%	11/1/2045	7,230	7,524
Commonwealth of Massachusetts GO	3.000%	9/1/2046	1,515	1,188
Commonwealth of Massachusetts GO	5.000%	10/1/2046	2,630	2,777

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	11/1/2046	3,265	3,429
	Commonwealth of Massachusetts GO	3.000%	3/1/2047	10,120	7,840
	Commonwealth of Massachusetts GO	5.000%	6/1/2047	11,155	11,866
	Commonwealth of Massachusetts GO	5.250%	10/1/2047	8,635	9,190
	Commonwealth of Massachusetts GO	3.000%	4/1/2048	2,685	2,061
	Commonwealth of Massachusetts GO	5.000%	5/1/2048	1,195	1,253
	Commonwealth of Massachusetts GO	3.000%	7/1/2048	1,285	985
	Commonwealth of Massachusetts GO	5.000%	1/1/2049	10,000	10,501
	Commonwealth of Massachusetts GO	3.000%	3/1/2049	6,255	4,754
	Commonwealth of Massachusetts GO	3.000%	4/1/2049	6,005	4,562
	Commonwealth of Massachusetts GO	5.000%	8/1/2049	10,000	10,596
	Commonwealth of Massachusetts GO	2.750%	3/1/2050	9,010	6,498
	Commonwealth of Massachusetts GO	2.000%	4/1/2050	3,730	2,244
	Commonwealth of Massachusetts GO	5.000%	10/1/2050	5,000	5,229
	Commonwealth of Massachusetts GO	5.000%	11/1/2050	8,595	8,849
	Commonwealth of Massachusetts GO	2.125%	4/1/2051	6,700	4,069
	Commonwealth of Massachusetts GO	5.000%	10/1/2051	13,550	14,153
	Commonwealth of Massachusetts GO	5.000%	10/1/2052	9,085	9,412
	Commonwealth of Massachusetts GO	5.000%	10/1/2052	17,000	17,733
	Commonwealth of Massachusetts GO	5.250%	10/1/2052	4,665	4,932
	Commonwealth of Massachusetts GO	5.000%	11/1/2052	3,000	3,109
	Commonwealth of Massachusetts GO	5.000%	8/1/2053	16,240	16,991
	Commonwealth of Massachusetts GO	5.000%	10/1/2053	5,000	5,212
	Commonwealth of Massachusetts GO	5.000%	12/1/2053	3,220	3,374
	Commonwealth of Massachusetts GO	5.000%	1/1/2054	41,355	43,102
	Commonwealth of Massachusetts GO	5.000%	5/1/2054	2,500	2,609
	Commonwealth of Massachusetts GO	5.000%	8/1/2054	2,990	3,124
	Commonwealth of Massachusetts GO	5.000%	4/1/2055	22,250	23,360
[3]	Commonwealth of Massachusetts GO TOB VRDO	2.850%	12/1/2025	2,705	2,705
[3]	Commonwealth of Massachusetts GO TOB VRDO	2.850%	12/1/2025	2,945	2,945
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2037	680	745
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	3.000%	6/1/2039	4,545	4,152
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2039	5	5
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2040	11,235	12,076
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2041	3,000	3,203
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2042	500	531
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2043	665	700
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2044	4,385	4,734
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.250%	6/1/2043	3,930	4,058
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/2049	25,000	25,522
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2050	29,690	30,560
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2051	2,800	2,942
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2053	20,000	20,807
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2053	14,775	15,480
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2054	2,450	2,565
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2055	12,560	13,186
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Project)	5.000%	6/1/2037	500	522
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Project)	5.000%	6/1/2041	6,125	6,315
[3]	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue TOB VRDO	2.850%	12/1/2025	4,000	4,000
	Dedham MA GO	3.000%	6/1/2035	880	864
	Dedham MA GO	3.000%	6/1/2036	880	843
	Dennis - Yarmouth Regional School District GO	2.125%	10/1/2043	1,105	771
	Dennis - Yarmouth Regional School District GO	2.250%	10/1/2046	3,615	2,430
	East Longmeadow MA GO	4.000%	11/1/2049	10,000	9,522
	East Longmeadow MA GO	4.000%	11/1/2054	15,000	14,128
	Easthampton MA GO	3.000%	6/1/2037	1,190	1,120
	Easthampton MA GO	3.000%	6/1/2038	2,200	2,037
	Easthampton MA GO	3.000%	6/1/2039	70	64
	Easton MA GO	2.000%	10/15/2037	265	219
	Easton MA GO	2.125%	10/15/2038	1,155	944
	Easton MA GO	2.250%	10/15/2040	810	639
	Easton MA GO	2.250%	10/15/2041	615	470
	Easton MA GO	2.500%	10/15/2046	2,390	1,698
	Everett MA GO	2.000%	1/15/2037	295	244
	Fall River MA GO	3.000%	12/1/2036	2,265	2,163
	Fall River MA GO	3.000%	12/1/2037	2,335	2,191
	Fall River MA GO	2.500%	12/1/2039	100	85
	Fall River MA GO	2.000%	12/1/2040	155	116

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fall River MA GO	2.000%	12/1/2043	105	71
	Foxborough MA GO	3.000%	5/15/2041	1,590	1,390
	Framingham MA GO	3.000%	12/15/2035	900	878
	Framingham MA GO	2.000%	12/15/2039	1,215	956
	Framingham MA GO	2.000%	12/15/2040	1,235	944
	Framingham MA GO	2.000%	12/15/2041	1,245	921
[2]	Gardner MA GO	2.000%	8/1/2039	1,230	976
[2]	Gardner MA GO	2.125%	8/1/2046	1,160	765
	Gardner MA GO	4.125%	1/15/2048	2,930	2,798
	Gloucester MA GO	2.000%	9/15/2040	855	658
	Gloucester MA GO	2.125%	9/15/2042	885	648
	Gloucester MA GO	2.125%	9/15/2043	655	465
	Gloucester MA GO	4.000%	9/1/2046	815	789
	Greater Fall River Vocational School District (Massachusetts State Qualified Bond Project) GO	5.000%	6/1/2042	3,370	3,677
	Greater Fall River Vocational School District (Massachusetts State Qualified Bond Project) GO	5.000%	6/1/2043	3,000	3,232
	Greater Fall River Vocational School District (Massachusetts State Qualified Bond Project) GO	5.000%	6/1/2045	3,935	4,193
	Hingham MA GO	2.000%	2/15/2040	4,000	3,106
	Hudson MA BAN GO	5.250%	6/11/2026	1,000	1,008
	Lawrence MA GO	2.250%	2/1/2038	1,755	1,495
	Lawrence MA GO	4.125%	6/1/2051	2,165	2,041
	Lawrence MA GO	4.125%	6/1/2052	2,175	2,045
	Leominster MA GO	3.000%	3/1/2042	125	105
	Leominster MA GO	3.000%	3/1/2052	4,000	2,953
	Lexington MA GO	3.250%	2/1/2038	1,410	1,377
	Lexington MA GO	3.625%	2/1/2049	450	388
	Lincoln MA GO	3.250%	3/1/2040	1,150	1,088
	Lincoln MA GO	3.500%	3/1/2044	1,100	981
	Littleton MA GO	3.250%	6/15/2038	205	198
	Longmeadow MA GO	2.000%	5/15/2033	1,390	1,262
	Lowell MA GO	3.000%	9/1/2036	2,100	2,017
	Lowell MA GO	3.000%	9/1/2040	1,500	1,332
	Lowell MA GO	4.000%	9/1/2040	2,155	2,207
	Lowell MA GO	3.000%	9/1/2041	1,545	1,336
	Lowell MA GO	4.000%	9/1/2041	2,365	2,381
	Lowell MA GO	2.125%	9/1/2042	1,040	752
	Lowell MA GO	2.125%	9/1/2042	1,715	1,241
	Lowell MA GO	2.125%	9/1/2043	895	626
	Lowell MA GO	4.000%	9/1/2043	1,365	1,348
	Lowell MA GO	4.000%	8/1/2047	4,855	4,704
	Lowell MA GO	4.000%	9/1/2048	5,295	5,106
	Lowell MA GO	4.250%	9/1/2048	705	695
	Lowell MA GO	4.250%	9/1/2053	5,550	5,397
	Ludlow MA GO	3.000%	2/1/2049	250	188
	Lynn MA GO	3.125%	3/1/2044	435	359
	Lynn MA GO	4.000%	9/1/2050	2,230	2,104
	Lynn MA GO	4.000%	9/1/2051	2,170	2,039
	Lynn MA GO	4.000%	9/1/2054	7,495	6,981
	Lynnfield MA GO	4.000%	2/1/2045	1,245	1,217
	Marblehead MA GO	3.000%	8/1/2039	500	452
	Marlborough MA GO	2.000%	5/15/2033	1,510	1,389
[1]	Marthas Vineyard Land Bank Miscellaneous Revenue	5.000%	5/1/2034	500	514
[1]	Marthas Vineyard Land Bank Miscellaneous Revenue	5.000%	5/1/2035	500	514
[1]	Marthas Vineyard Land Bank Miscellaneous Revenue	5.000%	5/1/2036	500	513
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	3.125%	7/1/2041	1,790	1,588
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/2052	10,000	10,384
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2028	7,000	6,478
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2029	3,000	2,691
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	2,480	2,730
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2033	4,500	5,126
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2036	125	130
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	3,000	3,532
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	10,000	11,671
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	4,785	5,494
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	6,020	6,233
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	2,470	2,738
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	1,000	1,043
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	4,805	5,218
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	5,000	5,486
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2043	2,355	2,536
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	2,460	2,652

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	2.500%	7/1/2046	240	170
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2048	2,835	3,039
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2051	1,640	1,544
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2053	6,340	5,934
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2053	12,915	13,724
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2054	10,000	10,688
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2055	10,000	10,745
	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	2.850%	12/3/2025	11,670	11,670
	Massachusetts Clean Water Trust Lease Revenue	3.000%	8/1/2039	240	219
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/2039	4,865	5,157
	Massachusetts Clean Water Trust Lease Revenue	3.000%	8/1/2040	1,635	1,450
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2039	3,750	4,329
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2042	1,725	1,921
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2043	3,305	3,645
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2044	3,500	3,830
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2045	3,325	3,623
[4]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/2028	7,110	6,708
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/2027	1,590	1,605
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	4/15/2033	2,925	2,926
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/2037	2,060	2,077
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	4/15/2040	1,285	1,285
	Massachusetts Development Finance Agency Charter School Aid Revenue	4.000%	11/1/2046	2,500	2,268
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2027	275	279
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2027	1,510	1,533
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2027	280	284
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	775	786
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	1,550	1,575
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	10	10
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2028	255	262
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2028	4,540	4,673
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2028	575	592
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	1,575	1,613
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	1,300	1,319
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	1,220	1,229
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2029	4,725	4,860
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2029	600	627
[5]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/2029	1,150	1,223
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2029	340	336
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	2,120	2,151
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	1,640	1,692
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2030	520	550
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2030	355	350
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	1,500	1,522
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2030	165	165
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2030	1,080	1,080
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2031	500	507
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2031	200	214
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2031	370	363
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2031	1,185	1,183
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2031	305	310
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	1,500	1,540
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	250	270
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2032	145	148
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2032	4,000	4,604
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2032	965	966
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2032	125	124
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/15/2032	6,915	8,012
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2033	305	313
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2033	150	154
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	1,265	1,398
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	5,000	5,806
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2033	1,225	1,226
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2034	700	708
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2034	100	117
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2034	550	553
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2034	5,000	5,872
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2034	1,285	1,286
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2034	910	891
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2035	1,000	1,021
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2035	290	293

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2035	60	57
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2035	1,065	1,095
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2035	175	175
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2035	540	529
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2035	7,000	8,237
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2035	1,000	1,014
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2036	630	642
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2036	825	841
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	9,375	10,355
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2036	1,750	1,789
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2036	2,540	2,558
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2036	1,160	1,165
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2036	300	291
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2036	4,000	4,666
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2036	300	299
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2037	500	508
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2037	725	728
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2037	175	180
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2037	3,095	2,694
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2037	545	538
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2038	405	411
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2038	110	113
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2038	2,695	2,300
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2038	7,500	8,645
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2038	765	747
	Massachusetts Development Finance Agency College & University Revenue	5.375%	5/15/2039	1,585	1,759
[2]	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	305	295
[2]	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	2,985	2,891
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2039	5,140	5,152
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2039	1,065	1,079
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	1,650	1,556
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	4,855	5,559
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2039	480	464
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2040	170	171
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2040	535	635
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2040	10,000	11,933
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2040	2,660	2,660
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2040	4,190	3,880
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2041	4,640	4,071
[6]	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2041	2,065	2,319
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2042	300	301
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2042	3,330	3,341
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2042	2,110	2,111
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2042	250	253
[6]	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2042	14,410	16,000
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2043	6,185	6,333
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2043	2,500	2,443
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2044	4,955	4,850
	Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/2044	14,015	14,014
	Massachusetts Development Finance Agency College & University Revenue	4.000%	9/1/2044	1,225	1,124
	Massachusetts Development Finance Agency College & University Revenue	6.000%	1/1/2045	1,285	1,363
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2045	4,955	4,091
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2045	4,210	4,116
	Massachusetts Development Finance Agency College & University Revenue	5.500%	7/1/2045	250	259
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2045	4,950	4,731
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2045	65	57
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2046	5,245	4,276
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2046	1,500	1,504
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2047	5,745	5,594
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2047	1,510	1,457
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2047	3,860	3,777
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2048	1,115	1,083
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2048	9,855	9,289
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2048	13,490	12,828
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	4,375	4,628
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	20,000	21,299
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2049	2,000	1,912
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2050	13,745	10,812
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2050	4,000	3,166
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2050	5,000	5,700

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2050	120	85
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2053	4,175	3,955
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2053	7,040	6,670
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2053	2,955	3,118
	Massachusetts Development Finance Agency College & University Revenue	6.000%	1/1/2055	13,715	14,308
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2055	24,620	27,705
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2055	1,585	1,666
	Massachusetts Development Finance Agency College & University Revenue	5.250%	7/1/2055	10,000	9,954
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2056	1,930	1,460
	Massachusetts Development Finance Agency College & University Revenue	5.450%	5/15/2059	11,130	12,009
[2]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/2059	6,075	6,688
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/2051	1,500	1,209
[2]	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/2051	10,370	8,828
	Massachusetts Development Finance Agency College & University Revenue PUT	3.300%	7/1/2028	5,320	5,367
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/2032	46,345	52,727
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/1/2035	20,795	24,522
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/2035	30,145	35,555
[3]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	2.950%	12/1/2025	19,080	19,080
[7]	Massachusetts Development Finance Agency College & University Revenue VRDO	2.050%	12/1/2025	8,890	8,890
[7]	Massachusetts Development Finance Agency College & University Revenue VRDO	2.100%	12/1/2025	34,720	34,720
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	460	460
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/2026	735	735
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/2026	575	575
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	500	504
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,150	1,161
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,585	1,603
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	1,200	1,222
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	485	491
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	600	604
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,385	3,418
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,390	2,409
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,960	3,988
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,780	1,826
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2027	1,140	1,173
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	1,400	1,452
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	505	518
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	1,065	1,077
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	600	606
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,370	1,380
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	3,000	3,076
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,000	2,017
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2028	1,245	1,302
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	775	819
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,740	1,794
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	535	551
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	1,000	1,016
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	110	116
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,565	1,581
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	255	257
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,100	3,126
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,055	1,082
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	50	53
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2029	1,115	1,184
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	105	113
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.750%	12/1/2029	900	900
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	560	577
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,665	2,722
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	5,395	5,639
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,450	3,478
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,470	2,533
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,350	1,449
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	150	162
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	705	710
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,100	1,168
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	4,000	4,384
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2030	665	717
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	1,000	1,094
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	290	299
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/2031	2,870	2,911
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,018

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,010
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,120	2,137
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	770	812
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,495	2,673
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,150	1,234
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,030	2,262
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2031	695	757
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2031	2,510	2,802
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,010	1,079
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,200	1,219
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,505	2,638
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	12,770	14,419
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	890	896
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,210	1,308
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,345	2,649
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2032	705	774
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2032	2,635	2,975
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,690	1,800
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,880	1,959
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	650	709
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,065	1,196
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,270	1,380
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,230	1,405
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2033	580	641
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2033	2,770	3,155
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,130	1,201
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	300	326
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	685	699
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	9,270	10,496
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,133
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,600	1,845
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2034	605	670
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2034	2,910	3,343
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	3,450	3,494
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	5,375	5,629
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	645	649
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	505	547
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	12,735	14,418
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	2,000	2,277
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,150	1,254
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,640	1,897
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2035	635	706
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	4,415	4,610
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,000	1,056
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,810	1,828
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	415	447
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,640	1,847
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	3,335	3,787
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2036	580	640
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	10	10
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	455	479
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	6,190	6,612
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	350	375
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	2,000	2,231
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2037	610	667
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/2037	1,980	1,813
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,000	1,009
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	100	106
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,650	1,821
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	2,685	3,002
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/2038	1,995	1,807
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	4,040	4,163
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	275	288
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	1,350	1,476
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/2039	2,045	1,827
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	2,000	2,158
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	3,850	4,238
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2040	1,000	1,091
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/2041	445	426
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/2041	485	465

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	2/1/2041	1,270	1,244
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	19,170	19,011
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	3,990	3,966
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	18,055	18,080
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	4,910	4,944
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2041	1,000	1,081
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	18,305	18,493
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	2,000	1,738
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	1,970	2,125
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2042	1,000	1,070
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/2042	970	885
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	1,325	1,336
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	5,055	5,168
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	5,050	5,165
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	2,090	2,233
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2043	1,000	1,059
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	21,305	18,472
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	1,250	1,232
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	150	144
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	3,355	3,320
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/2044	6,500	6,973
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2044	1,000	1,051
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2045	1,000	1,044
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/2045	12,485	9,905
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2046	2,710	2,403
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/2046	15,865	16,066
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2046	610	613
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	145	128
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2047	7,150	5,952
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2050	1,550	1,614
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	7/1/2050	10,000	10,756
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	6.000%	9/1/2050	960	1,022
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/2051	1,450	1,244
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/2052	300	273
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	3/1/2054	8,445	7,926
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.500%	7/1/2054	9,535	9,064
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	30,925	33,018
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	12,775	13,898
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	6.000%	9/1/2055	2,000	2,121
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2057	8,530	8,241
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/31/2030	3,070	3,315
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	13,060	14,178
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	1.800%	12/1/2025	5,900	5,900
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	2.800%	12/1/2025	19,045	19,045
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	2.800%	12/1/2025	12,720	12,720
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	2.250%	12/4/2025	21,650	21,650
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	2.250%	12/4/2025	3,460	3,460
[3,8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	3.390%	7/1/2049	12,575	12,579
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2032	500	498
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2033	320	317
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2034	345	339
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2034	315	310
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2037	825	778
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2039	1,015	930
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2039	840	768
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	2.300%	1/1/2042	1,468	1,094
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2042	950	845
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2050	4,770	3,934
[3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	7/1/2060	1,100	1,033
[3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	6.500%	7/15/2060	11,500	11,500
[3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	4.250%	7/1/2034	1,450	1,475
[3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2044	5,265	5,220
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2032	500	560
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2033	500	565

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2034	500	570
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2035	500	573
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2036	500	568
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2037	1,000	1,126
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2038	500	558
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.500%	6/1/2050	1,570	1,694
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2055	3,375	3,534
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2060	5,890	6,116
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2065	5,775	5,988
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2031	100	100
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2033	1,235	1,242
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2041	3,000	3,000
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2048	2,000	1,818
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2054	8,750	7,733
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2026	185	187
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2027	200	205
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2028	220	229
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2029	245	258
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2030	435	464
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2031	735	791
[2]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/2032	1,630	1,355
[2]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/2033	3,090	2,472
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2034	2,215	2,239
[2]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/2038	4,080	2,588
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2039	445	432
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	4/1/2041	2,885	2,873
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	1/1/2042	210	179
[5]	Massachusetts Development Finance Agency Miscellaneous Revenue	5.750%	1/1/2042	7,600	8,894
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2048	2,160	1,844
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	9/1/2051	2,040	1,413
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/2029	1,000	1,001
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/2031	500	500
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/2032	1,695	1,696
	Massachusetts Development Finance Agency Private Schools Revenue	4.250%	7/1/2054	3,950	3,721
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/2035	2,955	3,499
	Massachusetts Health & Educational Facilities Authority College & University Revenue PUT	2.450%	4/1/2026	3,500	3,490
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	2.200%	12/1/2025	46,330	46,330
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	2.700%	12/1/2025	18,355	18,355
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	2.500%	12/4/2025	650	650
[7]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	12/1/2025	7,900	7,900
[7]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	12/1/2025	15,210	15,210
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.250%	12/3/2025	5,390	5,390
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.400%	12/3/2025	7,800	7,800
[7]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.500%	12/4/2025	1,600	1,600
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	2.900%	12/1/2025	14,375	14,375
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/2028	2,915	2,935
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/2029	4,690	4,723
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	6/1/2029	21,525	21,905
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	12/1/2029	5,325	5,393
[6]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	6/1/2030	6,265	6,275
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.250%	12/1/2032	940	853
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.650%	6/1/2033	250	268
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	12/1/2033	250	254
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	6/1/2034	550	564
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	6/1/2034	565	601
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	12/1/2034	545	557
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/2035	560	576

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	6/1/2035	600	635
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/2035	1,175	984
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.100%	12/1/2035	690	584
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/2035	580	597
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	12/1/2035	620	657
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/2036	125	101
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/2036	1,500	1,235
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.150%	12/1/2036	355	297
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	12/1/2037	600	611
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.600%	12/1/2037	625	657
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/2037	3,340	3,544
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/2038	2,600	2,738
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	6/1/2039	3,615	3,099
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	12/1/2039	880	888
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	12/1/2039	350	354
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	12/1/2040	395	305
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/2040	500	391
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	12/1/2040	550	552
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/2041	6,000	4,632
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.875%	12/1/2042	2,300	2,388
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.150%	12/1/2042	6,490	6,948
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/2043	1,500	1,528
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.100%	12/1/2043	2,500	2,607
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/2044	1,000	834
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	12/1/2044	750	753
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	12/1/2044	500	500
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/2044	1,315	1,322
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.600%	12/1/2045	2,600	2,591
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/2046	2,050	1,535
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	12/1/2047	625	631
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/2048	1,865	1,869
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/2048	1,500	1,526
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	12/1/2049	2,635	2,082
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	12/1/2049	1,000	841
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/2049	625	619
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/2049	9,075	9,115
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/2049	1,000	1,001
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/2050	2,360	2,438
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	12/1/2050	750	498
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	12/1/2050	1,750	1,178
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2050	1,930	1,905
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2050	4,195	4,137
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2050	2,500	1,802
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/2050	2,280	2,293
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	12/1/2050	2,750	2,765
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/2051	9,590	9,414
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	12/1/2051	1,000	706
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	12/1/2052	1,540	1,417
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.875%	12/1/2052	1,240	1,252
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	12/1/2052	13,155	13,846
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/2053	5,170	5,244
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	12/1/2054	7,790	5,918
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/2054	5,000	4,354
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.550%	12/1/2054	750	738
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	12/1/2054	7,885	7,832
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	12/1/2054	2,750	2,748
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	12/1/2057	4,445	4,199
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/2057	1,840	1,872
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/2058	4,650	4,593
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/2059	10,000	7,433
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/2059	8,340	6,199
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/2059	1,205	1,182
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/2059	2,800	2,803
[6]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/2060	3,000	3,007
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	6/1/2063	2,350	1,527
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	12/1/2064	1,575	1,487
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/2064	11,320	11,367
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.100%	6/1/2065	3,430	3,490
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	6/1/2066	4,540	4,662
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	12/1/2067	1,570	1,558

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/2067	2,400	2,413
[6]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/2068	3,000	3,014
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/2041	1,000	1,003
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/2051	680	628
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	6,000	6,148
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2049	10,690	10,882
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/2031	900	920
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2037	1,000	1,189
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/2038	2,000	1,849
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2039	6,595	7,094
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2044	9,965	10,285
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/2050	10,600	11,371
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/2050	3,825	2,908
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2050	7,160	7,370
	Massachusetts School Building Authority Sales Tax Revenue	5.500%	2/15/2055	1,540	1,675
[2]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/2033	1,695	1,924
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/2034	675	690
[2]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/2039	4,725	5,671
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/2041	1,280	930
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/2043	1,335	903
	Massachusetts State College Building Authority College & University Revenue (Community College Program)	4.000%	5/1/2045	285	275
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2032	1,580	1,694
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2034	3,280	3,502
[7]	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	2.780%	12/3/2025	2,645	2,645
[7]	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	2.850%	12/3/2025	260	260
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	2.750%	12/4/2025	33,300	33,300
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	2.750%	12/4/2025	2,500	2,500
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2032	13,920	14,462
[10]	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2037	2,000	2,171
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2044	2,220	2,324
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2044	5,000	5,187
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2045	2,170	2,262
	Massachusetts Water Resources Authority Water Revenue VRDO	2.200%	12/1/2025	10,000	10,000
	Massachusetts Water Resources Authority Water Revenue VRDO	2.570%	12/4/2025	9,135	9,135
	Medford MA GO	2.000%	8/15/2041	250	178
	Middleborough MA GO	2.000%	10/1/2039	1,450	1,156
	Middleborough MA GO	2.000%	10/1/2040	1,450	1,120
	Middleborough MA GO	2.000%	10/1/2041	1,450	1,084
	Middleborough MA GO	2.250%	10/1/2045	5,800	4,011
	Middleborough MA GO	2.350%	10/1/2049	5,050	3,341
	Middleton MA GO	2.000%	12/15/2034	3,015	2,660
	Middleton MA GO	2.000%	12/15/2035	3,015	2,597
	Middleton MA GO	2.000%	12/15/2036	185	155
	Middleton MA GO	2.000%	12/15/2038	1,520	1,208
	Middleton MA GO	2.125%	12/15/2042	2,635	1,903
	Milford MA GO	2.000%	12/1/2034	2,650	2,366
	Milford MA GO	2.000%	12/1/2035	2,750	2,399
	Milford MA GO	2.000%	12/1/2036	1,400	1,191
	Milford MA GO	2.000%	12/1/2039	3,000	2,365
	Milford MA GO	2.000%	12/1/2040	3,000	2,297
	Milford MA GO	2.250%	12/1/2044	6,600	4,645
	Milford MA GO	2.125%	12/1/2048	6,200	3,982
	Milford MA GO	2.500%	12/1/2051	5,335	3,574
	Minuteman Regional Vocational Technical School District GO	2.500%	1/15/2043	20	15
	Montague MA GO	2.375%	2/1/2038	140	119
	Nashoba MA Regional School District GO	4.000%	6/15/2039	2,380	2,469
	Nashoba MA Regional School District GO	4.000%	6/15/2041	2,575	2,614
	Nashoba MA Regional School District GO	4.000%	6/15/2042	2,675	2,679
	Nashoba MA Regional School District GO	4.000%	6/15/2043	2,780	2,746
	Nashoba MA Regional School District GO	4.000%	6/15/2044	2,895	2,846
	Nashoba MA Regional School District GO	4.000%	6/15/2046	2,580	2,501
	Nashoba MA Regional School District GO	4.000%	6/15/2047	2,500	2,392
	Nashoba MA Regional School District GO	4.125%	6/15/2050	7,740	7,296
	Nashoba MA Regional School District GO	5.000%	11/1/2053	6,010	6,228
	Nashoba MA Regional School District GO	4.125%	6/15/2054	4,755	4,431
	Natick MA GO	2.125%	8/1/2038	100	81
	Nauset Regional MA School District GO	4.000%	5/15/2048	2,500	2,400
	Needham MA GO	2.000%	7/15/2036	200	167
	Needham MA GO	2.000%	7/15/2038	210	166
	Needham MA GO	2.000%	7/15/2040	1,650	1,272

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Bedford MA GO	2.000%	9/1/2035	475	412
	New Bedford MA GO	3.000%	3/1/2037	235	221
	New Bedford MA GO	2.250%	9/1/2043	825	594
	New Bedford MA GO	3.250%	3/1/2044	885	755
	New Bedford MA GO	4.000%	4/1/2048	4,820	4,623
	New Bedford MA GO	4.000%	9/1/2052	435	408
	New Bedford MA GO	4.000%	4/1/2053	3,945	3,687
	New Bedford MA GO	4.000%	4/1/2053	120	112
	Northbridge MA GO	3.000%	6/1/2038	1,000	923
	Northbridge MA GO	3.000%	6/1/2039	1,000	907
	Northeast Metropolitan Regional Vocational School District GO	4.000%	5/15/2051	200	186
	Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/2052	1,500	1,111
	Northeast Metropolitan Regional Vocational School District GO	4.000%	5/15/2054	3,000	2,767
	Norwood MA GO	3.000%	3/15/2042	595	498
	Norwood MA GO	4.000%	9/15/2042	3,000	3,015
	Norwood MA GO	4.000%	9/15/2047	7,000	6,770
	Orange MA GO	3.000%	6/1/2036	400	380
	Orange MA GO	3.000%	6/1/2051	2,795	2,095
	Peabody MA BAN GO	4.000%	7/10/2026	1,100	1,109
	Peabody MA GO	3.500%	7/1/2037	115	114
	Peabody MA GO	4.000%	7/1/2053	300	278
	Pioneer Valley Transit Authority Transit Revenue RAN	4.000%	7/10/2026	1,000	1,006
	Plymouth MA GO	2.000%	5/1/2034	1,000	892
	Quincy MA BAN GO	5.000%	7/24/2026	7,440	7,550
	Quincy MA BAN GO	5.000%	9/29/2026	35,995	36,687
	Quincy MA GO	5.000%	7/15/2031	245	280
	Quincy MA GO	5.000%	7/15/2032	300	348
	Quincy MA GO	5.000%	7/15/2033	400	471
	Quincy MA GO	3.000%	7/1/2034	200	198
	Quincy MA GO	5.000%	7/15/2034	260	310
	Quincy MA GO	5.000%	7/15/2035	400	481
	Quincy MA GO	5.000%	7/15/2036	700	827
	Quincy MA GO	2.000%	7/1/2037	170	139
	Quincy MA GO	5.000%	7/15/2037	700	819
	Quincy MA GO	5.000%	7/15/2038	1,000	1,160
	Quincy MA GO	2.000%	1/15/2046	3,000	1,908
	Quincy MA GO	2.000%	6/1/2046	5,155	3,288
	Quincy MA GO	5.000%	6/1/2047	5,365	6,074
	Revere MA GO	2.125%	9/1/2041	1,860	1,392
	Revere MA GO	2.250%	9/1/2043	2,000	1,437
	Rockland MA GO	2.200%	8/1/2050	1,840	1,151
	Rowley MA GO	3.500%	7/15/2043	1,625	1,449
	Salem MA GO	3.000%	9/15/2036	605	575
	Salisbury MA GO	2.000%	8/1/2028	400	385
	Saugus MA GO	3.000%	9/15/2036	1,500	1,427
	Somerset MA GO	4.000%	4/1/2048	2,860	2,715
	Somerville MA GO	2.125%	10/15/2039	2,670	2,147
	Somerville MA GO	2.000%	6/1/2040	1,755	1,355
	Somerville MA GO	2.125%	10/15/2040	4,875	3,804
	Somerville MA GO	2.125%	10/15/2041	4,980	3,763
	Southbridge MA GO	2.000%	5/15/2032	335	307
	Springfield MA GO	2.000%	9/1/2034	1,290	1,141
[2]	Springfield MA GO	3.500%	3/1/2047	210	179
	Springfield MA Water & Sewer Commission Water Revenue	5.000%	4/15/2033	1,010	1,039
	Stoneham MA GO	2.000%	1/15/2034	4,000	3,587
	Stoneham MA GO	2.000%	1/15/2035	4,080	3,598
	Stoneham MA GO	2.000%	1/15/2036	4,000	3,448
	Stoneham MA GO	2.125%	1/15/2037	4,245	3,618
	Stoneham MA GO	2.500%	1/15/2052	1,960	1,303
	Stoughton MA GO	3.000%	10/15/2037	3,635	3,454
	Swampscott MA GO	3.000%	3/1/2052	2,500	1,879
	Taunton MA GO	4.000%	3/1/2049	2,610	2,487
	Taunton MA GO	4.000%	3/1/2054	1,810	1,706
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2040	3,740	3,837
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2041	4,860	4,925
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2042	5,070	5,070
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2043	4,600	4,520
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2044	1,455	1,423
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2045	4,300	4,164
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2047	1,915	1,827

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2050	2,000	1,876
	Tyngsborough MA GO	3.000%	10/15/2041	1,710	1,493
	Tyngsborough MA GO	3.000%	10/15/2043	1,815	1,510
	Tyngsborough MA GO	4.000%	10/15/2051	4,410	4,188
	Tyngsborough MA GO	4.000%	10/15/2054	6,310	5,943
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2031	30	30
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2034	1,540	1,653
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2039	1,000	1,052
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/2046	435	414
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2052	11,880	12,235
[3]	University of Massachusetts Building Authority College & University Revenue TOB VRDO	2.850%	12/1/2025	1,400	1,400
	Upton MA GO	2.250%	8/15/2046	150	101
	Wakefield MA GO	4.000%	9/15/2047	860	828
	Wakefield MA GO	4.000%	9/15/2054	13,240	12,472
	Walpole MA GO	3.000%	10/15/2038	1,800	1,665
	Waltham MA GO	2.000%	7/15/2036	250	216
	Waltham MA GO	2.125%	10/15/2038	745	609
	Waltham MA GO	3.000%	2/1/2041	130	111
	Waltham MA GO	3.000%	8/15/2042	1,410	1,201
	Waltham MA GO	3.000%	8/15/2043	1,460	1,218
	Waltham MA GO	3.000%	8/15/2044	1,500	1,226
	Waltham MA GO	3.000%	8/15/2045	1,530	1,240
	Watertown MA GO	3.375%	4/15/2042	100	89
	Watertown MA GO	4.000%	6/15/2054	730	701
	West Springfield MA GO	2.000%	5/15/2037	840	689
	West Springfield MA GO	2.000%	5/15/2038	840	671
	West Springfield MA GO	2.000%	5/15/2039	835	651
	West Springfield MA GO	2.000%	5/15/2040	835	627
	West Springfield MA GO	2.000%	5/15/2041	835	606
	West Springfield MA GO	2.125%	5/15/2042	705	503
	West Springfield MA GO	2.125%	5/15/2043	705	487
	West Springfield MA GO	2.250%	5/15/2046	2,115	1,441
	Weymouth MA GO	2.000%	8/15/2036	250	214
	Weymouth MA GO	3.000%	9/15/2037	140	131
	Weymouth MA GO	2.000%	9/15/2040	505	387
	Weymouth MA GO	2.000%	8/15/2041	2,370	1,751
	Weymouth MA GO	2.000%	9/15/2045	2,355	1,545
	Weymouth MA GO	2.250%	9/15/2050	5,000	3,179
	Worcester MA GO	2.000%	2/15/2032	2,025	1,878
	Worcester MA GO	3.000%	2/1/2033	2,155	2,148
	Worcester MA GO	2.000%	2/15/2033	1,620	1,477
	Worcester MA GO	2.000%	2/15/2034	1,715	1,536
[2]	Worcester MA GO	4.000%	2/1/2035	4,325	4,489
	Worcester MA GO	2.250%	2/1/2040	100	80
[2]	Worcester MA GO	4.000%	2/15/2040	2,410	2,439
[2]	Worcester MA GO	2.000%	2/15/2043	300	208
[2]	Worcester MA GO	2.500%	2/1/2044	4,550	3,413
[2]	Worcester MA GO	2.000%	2/15/2044	1,940	1,301
[2]	Worcester MA GO	4.000%	2/15/2044	1,870	1,831
	Worcester MA GO	4.000%	2/15/2046	300	287
[2]	Worcester MA GO	4.000%	2/15/2047	790	754
	Worcester MA GO	2.000%	2/1/2048	3,140	1,989
[2]	Worcester MA GO	4.000%	2/15/2048	545	517
	Worcester MA GO	2.000%	2/1/2049	3,200	1,993
[2]	Worcester MA GO	4.000%	2/15/2049	1,135	1,072
	Worcester MA GO	2.125%	2/1/2050	3,325	2,095
					3,286,994
American Samoa (0.0%)
[3,6]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2028	235	242
[3,6]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2029	225	233
[3,6]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2031	270	284
[3,6]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	100	101
					860
Guam (0.0%)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	60	61
Puerto Rico (1.5%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	1,000	1,023
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	2,665	2,828

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	5,862	4,220
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	4,106	4,100
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	1,448	1,437
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	1,205	1,157
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	10,351	9,559
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	500	522
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	3,450	3,618
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	259
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	259
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	9,025	8,269
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	4,125	3,779
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	2,365	2,167
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	402	356
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	2,065	1,692
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	885	670
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	4,130	4,021
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2046	2,100	712
					50,648
Virgin Islands (0.2%)
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2033	1,000	1,108
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2034	2,000	2,232
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2037	1,100	1,221
					4,561
Total Tax-Exempt Municipal Bonds (Cost $3,359,607)					3,343,124
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	4,142	2,651
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	1,736	1,133
Total Taxable Municipal Bonds (Cost $3,552)					3,784
Total Investments (99.9%) (Cost $3,363,159)					3,346,908
Other Assets and Liabilities—Net (0.1%)					3,137
Net Assets (100%)					3,350,045
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, the aggregate value was $129,220, representing 3.9% of net assets.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2025.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
10	Securities with a value of $578 have been segregated as initial margin for open futures contracts.
BAN—Bond Anticipation Note.
CVI—Contingent Value Instruments.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Massachusetts Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2026	139	29,031	(11)
5-Year U.S. Treasury Note	March 2026	201	22,063	59
				48

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
4/16/2026	RBC	6,540	Buy	5-Year MMD AAA General Obligation Scale	3.500%	322	322	—
4/22/2026	RBC	520	Buy	5-Year MMD AAA General Obligation Scale	3.460%	24	24	—
4/22/2026	MSCS	390	Buy	5-Year MMD AAA General Obligation Scale	3.460%	18	18	—
4/23/2026	JPMC	1,330	Buy	5-Year MMD AAA General Obligation Scale	3.380%	57	57	—
4/30/2026	RBC	5,000	Buy	10-Year MMD AAA General Obligation Scale	3.700%	398	398	—
5/19/2026	RBC	372	Buy	15-Year MMD AAA General Obligation Scale	4.060%	24	24	—
5/19/2026	MSCS	336	Buy	15-Year MMD AAA General Obligation Scale	4.060%	21	21	—
6/4/2026	MSCS	5,500	Buy	10-Year MMD AAA General Obligation Scale	3.690%	413	413	—
6/9/2026	MSCS	5,500	Buy	10-Year MMD AAA General Obligation Scale	3.710%	421	421	—
						1,698	1,698	—
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.
At November 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $1,262 in connection with open over-the-counter municipal market rate lock contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $3,363,159)	3,346,908
Investment in Vanguard	79
Cash	22
Receivables for Investment Securities Sold	15
Receivables for Accrued Income	44,557
Receivables for Capital Shares Issued	702
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,698
Other Assets	24
Total Assets	3,394,005
Liabilities
Payables for Investment Securities Purchased	38,737
Payables for Capital Shares Redeemed	2,982
Payables for Distributions	2,065
Payables to Vanguard	124
Variation Margin Payable—Futures Contracts	52
Total Liabilities	43,960
Net Assets	3,350,045
At November 30, 2025, net assets consisted of:

Paid-in Capital	3,474,800
Total Distributable Earnings (Loss)	(124,755)
Net Assets	3,350,045

Net Assets
Applicable to 329,575,971 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,350,045
Net Asset Value Per Share	$10.16

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2025
($000)
Investment Income
Income
Interest	114,353
Total Income	114,353
Expenses
The Vanguard Group—Note B
Investment Advisory Services	394
Management and Administrative	2,134
Marketing and Distribution	184
Custodian Fees	16
Auditing Fees	32
Shareholders’ Reports and Proxy Fees	50
Trustees’ Fees and Expenses	2
Other Expenses	76
Total Expenses	2,888
Expenses Paid Indirectly	(16)
Net Expenses	2,872
Net Investment Income	111,481
Realized Net Gain (Loss)
Investment Securities Sold	(33,101)
Futures Contracts	578
Realized Net Gain (Loss)	(32,523)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,622
Futures Contracts	(42)
Swap Contracts	1,698
Change in Unrealized Appreciation (Depreciation)	4,278
Net Increase (Decrease) in Net Assets Resulting from Operations	83,236

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	111,481	95,279
Realized Net Gain (Loss)	(32,523)	(13,244)
Change in Unrealized Appreciation (Depreciation)	4,278	86,935
Net Increase (Decrease) in Net Assets Resulting from Operations	83,236	168,970
Distributions
Total Distributions	(107,784)	(92,677)
Capital Share Transactions
Issued	1,072,035	751,291
Issued in Lieu of Cash Distributions	84,701	73,185
Redeemed	(700,668)	(498,805)
Net Increase (Decrease) from Capital Share Transactions	456,068	325,671
Total Increase (Decrease)	431,520	401,964
Net Assets
Beginning of Period	2,918,525	2,516,561
End of Period	3,350,045	2,918,525

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.29	$10.00	$9.94	$11.41	$11.47
Investment Operations
Net Investment Income[1]	.373	.354	.316	.263	.259
Net Realized and Unrealized Gain (Loss) on Investments	(.142)	.280	.056	(1.427)	.026
Total from Investment Operations	.231	.634	.372	(1.164)	.285
Distributions
Dividends from Net Investment Income	(.361)	(.344)	(.312)	(.261)	(.259)
Distributions from Realized Capital Gains	—	—	—	(.045)	(.086)
Total Distributions	(.361)	(.344)	(.312)	(.306)	(.345)
Net Asset Value, End of Period	$10.16	$10.29	$10.00	$9.94	$11.41
Total Return[2]	2.37%	6.43%	3.82%	-10.28%	2.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,350	$2,919	$2,517	$2,309	$2,776
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.13%[3]	0.13%[3]	0.13%[3]	0.13%
Ratio of Net Investment Income to Average Net Assets	3.75%	3.48%	3.19%	2.54%	2.27%
Portfolio Turnover Rate	44%	92%	77%	80%	37%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%, 0.13%, 0.13%, and 0.13%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Notes to Financial Statements
Vanguard Massachusetts Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the year ended November 30, 2025, the fund’s average amount of investments in MMD Rate Locks represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Massachusetts Tax-Exempt Fund
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2025, the fund had contributed to Vanguard capital in the amount of $79,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2025, custodian fee offset arrangements reduced the fund’s expenses by $16,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Massachusetts Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	3,343,124	—	3,343,124
Taxable Municipal Bonds	—	3,784	—	3,784
Total	—	3,346,908	—	3,346,908
Derivative Financial Instruments
Assets
Futures Contracts[1]	59	—	—	59
Swap Contracts	—	1,698	—	1,698
Total	59	1,698	—	1,757
Liabilities
Futures Contracts[1]	(11)	—	—	(11)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	2,176
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(8,095)
Capital Loss Carryforwards	(116,771)
Qualified Late-Year Losses	—
Other Temporary Differences	(2,065)
Total	(124,755)
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2025 Amount ($000)	2024 Amount ($000)
Tax-Exempt Income	107,517	92,677
Ordinary Income*	267	—
Long-Term Capital Gains	—	—
Total	107,784	92,677
*	Includes short-term capital gains, if any.
As of November 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,356,701
Gross Unrealized Appreciation	61,184
Gross Unrealized Depreciation	(69,279)
Net Unrealized Appreciation (Depreciation)	(8,095)

Massachusetts Tax-Exempt Fund
F.	During the year ended November 30, 2025, the fund purchased $1,549,598,000 of investment securities and sold $1,218,013,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2025, such purchases were $33,785,000 and sales were $29,595,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Year Ended November 30,
	2025 Shares (000)	2024 Shares (000)
Issued	108,228	73,872
Issued in Lieu of Cash Distributions	8,501	7,195
Redeemed	(70,816)	(49,077)
Net Increase (Decrease) in Shares Outstanding	45,913	31,990
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At November 30, 2025, one shareholder was the record or beneficial owner of 33% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Massachusetts Tax-Exempt Funds and Shareholders of Vanguard Massachusetts Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Massachusetts Tax-Exempt Fund (the "Fund") as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statement of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 23, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
Q1680 012026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement

A majority of independent trustees of the board of Vanguard Massachusetts Tax-Exempt Fund (Trustees) have approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving this advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decision.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.”

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 23, 2026

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney  filed on December 19, 2025 (see File Number 33-49023), Incorporated by Reference.